Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
Leases

Note 3 – Leases

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the present value of the future lease payments as of the lease commencement date. Operating lease expense is recognized on a straight-line basis over the lease term.

During the nine months ended September 30, 2023, the Company had a lease agreement which allowed for the use of a laboratory facility for a monthly payment of $6,480. The laboratory lease commenced on October 1, 2018 and expired on October 31, 2023.

The Company currently has a lease agreement which allows for the use of a laboratory facility, entered into on February 16, 2023, with base rent of $7,206 per month for a period of 64 months, which increases at the rate of 3% per year, that commenced June 1, 2023. The lease included a six-month 50% rent abatement upon commencement. Additional common area maintenance (“CAM”) fees are charged monthly and revised annually. The estimated monthly CAM fees are $3,300 per month for the first year of the lease, which are being expensed as incurred. An irrevocable letter of credit (“LOC”) for the security deposit of $43,234 and base rent of $3,891, including 50% abatement, and $3,315 of CAM cost, was due and paid on execution of the lease agreement. Alexandria Real Estate (ARE-QRS-CORP) is the beneficiary of the LOC, and the expiry date of the LOC is March 1, 2025.

The following summarizes the ROU lease expense components and cash flow information for the Company’s operating leases:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Operating lease cost	$22,947	$40,491	$68,841	$83,230
Variable lease cost	10,440	10,408	30,817	13,723
Sublease income	(2,163)	(2,135)	(6,489)	(6,377)
Total lease cost	$31,224	$48,764	$93,169	$90,576
Cash paid for operating cash flows from operating leases	$23,156	$31,113	$68,345	$73,884
Right-of-use assets obtained in exchange for new operating lease liability	$-	$-	$-	$365,556

Supplemental balance sheet information related to operating leases was as follows:

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term (year)	3.92	4.67
Weighted-average discount rate	10.48%	10.48%

Future non-cancelable minimum lease payments under the operating lease liability as of September 30, 2024, are as follows:

Years Ended December 31,
2024 (excluding the nine months ended September 30, 2024)	$23,156
2025	94,247
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	$382,698
Less imputed interest	(68,441)
Present value of payments	$314,257

Note 4 - Leases

The Company had two lease agreements during the year which allowed for the use of laboratory facilities. The first was for a monthly payment of $6,480, with a security deposit of $6,480 held for the duration of the lease, that commenced on October 1, 2018, with the first payment made on January 1, 2019 and ended on October 31, 2023.

On February 16, 2023, the Company entered into a new lease agreement for new office and laboratory space, with base rent of $7,206 per month for a period of 64 months, which increases at the rate of 3% per year, that commenced June 1, 2023. The new lease included a six-month 50% rent abatement upon commencement. Additional common area maintenance (“CAM”) fees are charged monthly and revised annually. The estimated monthly CAM fees are $3,300 per month for the first year of the lease, which are being expensed as incurred. An irrevocable letter of credit (“LOC”) for the security deposit of $43,234 and base rent of $3,891, including 50% abatement, and $3,315 of CAM cost, was due and paid on execution of the lease agreement. Alexandria Real Estate (ARE-QRS-CORP) is the beneficiary of the LOC, and the expiry date of the LOC is February 15, 2024. Subsequent to December 31, 2023, the LOC was renewed with an updated expiry date of March 1, 2025.

The following summarizes the right-of use asset and lease information for the Company’s operating leases:

	Years Ended
	December 31,
	2023	2022

Operating lease cost	112,022	70,175
Variable lease cost	24,222	—
Sublease income	(7,819)	(7,070)
Total lease cost	128,425	63,105

Other information
Operating cash flows from operating leases	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liabilities	365,556	—

Weighted-average remaining lease term - operating leases (year)	4.67	0.80
Weighted-average discount rate - operating leases	10.48%	10%

Future non-cancelable minimum lease payments under the operating lease liability as of December 31, 2023, are as follows:

Years ended December 31,
2024	$91,502
2025	94,247
2026	97,074
2027	99,986
2028	68,235
Total future minimum lease payments	451,044
Less: imputed interest	(94,438)
Present value of payments	$356,606